Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Construction in progress	$ 26,156	$ 56,559
Plant and equipment amount	$ 26,725
BR [Member]
Property, Plant and Equipment [Abstract]
Capitalization rate	5.82%
JBS US [Member]
Property, Plant and Equipment [Abstract]
Capitalization rate			7.94%